Expense Example, No Redemption - First Trust Indxx Critical Metals ETF - First Trust Indxx Critical Metals ETF	Nov. 04, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 66
Expense Example, No Redemption, 3 Years	$ 208